Dear Variable Annuity Owner:

The year 2002 was a challenging one for investors. Short term interest rates fell to 40-year lows and this is reflected in very low money market returns. Declines in longer term rates helped the investment grade bond market post positive returns. However, stocks fell for the third year in a row. The S&P 500 ended the year with a decline of 22.1% and the NASDAQ was down 31.5% for the year. You will find additional discussion of 2002 results and the outlook for the 2003 investment climate in the annual reports for each of the underlying funds. We encourage you to read them.

The table below shows the percent change in unit price for each of the subaccounts that support the MEMBERS(R) Variable Annuity.

                            PERCENT CHANGE IN UNIT VALUE FROM DECEMBER 31, 2001 THROUGH DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------
                                      PERCENT CHANGE IN UNIT                                        PERCENT CHANGE IN UNIT
SUBACCOUNT                                     VALUE            SUBACCOUNT                                  VALUE
---------------------------           ----------------------    ---------------------------         ------------------------
Money Market                                    0.08%           Capital Appreciation Stock                 (32.38)%

Bond                                            7.05%           Mid-Cap Stock                              (18.57)%

Strategic Income                                6.88%           Emerging Growth                            (34.69)%

High Income                                    (3.75)%          International Stock                        (19.37)%

Balanced                                     (12.39)%           Developing Markets                          (1.47)%

Growth and Income Stock                      (22.64)%

The CUNA Mutual Life Variable Annuity Account invests in mutual funds. The returns shown above reflect the deduction of the separate account level charges, applicable under the contracts. Returns at the separate account level shown above are slightly lower than at the mutual fund level as a result of these charges.

This booklet is divided into several sections. The first section contains the following reports for the CUNA Mutual Life Variable Annuity Account:

      Statements of Assets and Liabilities...........  page 2         Notes to Financial Statements...................  page  8
      Statements of Operations.......................  page 4         Report of Independent Accountants...............  page 13
      Statements of Changes in Net Assets............  page 5

The remaining sections of this booklet cover the following underlying mutual funds and include discussions of the funds' results and the managers' outlooks for: (1) the Ultra Series Fund which includes the Money Market Fund, Bond Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, and Mid-Cap Stock Fund; (2) the International Stock Portfolio of the T. Rowe Price International Series, Inc.; (3) the MFS(R) Strategic Income Series(SM) and the MFS(R) Emerging Growth Series(SM) of the MFS(R) Variable Insurance Trust(SM), (4) the Oppenheimer High Income Fund/VA of the Oppenheimer Variable Account Funds; and (5) the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust.

We at CUNA Mutual Life Insurance Company appreciate the trust and confidence you place in us. We are committed to helping you meeting your long term retirement investment needs and look forward to serving you in the future.

Sincerely,


/s/ Michael B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2002

                                               MONEY                     STRATEGIC        HIGH                     GROWTH AND
                                               MARKET         BOND         INCOME        INCOME       BALANCED    INCOME STOCK
ASSETS:                                      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                            ------------  ------------  ------------  ------------  ------------  ------------
INVESTMENTS IN ULTRA SERIES FUND:
   Money Market Fund,
   70,442,323 shares at net asset value
   of $1.00 per share (cost $70,442,323)     $70,442,323  $         --  $         --  $         --  $         --  $         --

INVESTMENTS IN ULTRA SERIES FUND:
   Bond Fund,
   14,352,617 shares at net asset value of
   $10.59 per share (cost $149,241,158)               --   152,035,783            --            --            --            --

INVESTMENTS IN MFS(R) VARIABLE
INSURANCE TRUST(SM):
   Strategic Income Series,
   605,189 shares at net asset value of
   $10.53 per share (cost $6,167,857)                 --            --     6,372,644            --            --            --

INVESTMENTS IN OPPENHEIMER
VARIABLE ACCOUNT FUNDS:
   High Income Fund/VA,
   4,441,818 shares at net asset value of
   $7.51 per share (cost $45,521,388)                 --            --            --    33,358,052            --            --

INVESTMENTS IN ULTRA SERIES FUND:
   Balanced Fund,
   19,169,965 shares at net asset value of
   $15.85 per share (cost $338,729,141)               --            --            --            --   303,790,614            --

INVESTMENTS IN ULTRA SERIES FUND:
   Growth and Income Stock Fund,
   14,038,362 shares at net asset value of
   $22.20 per share (cost $373,176,330)                                                                            311,585,807
                                            ------------  ------------  ------------  ------------  ------------  ------------
      Total assets                            70,442,323   152,035,783     6,372,644    33,358,052   303,790,614   311,585,807
                                            ------------  ------------  ------------  ------------  ------------  ------------

LIABILITIES:
Accrued adverse mortality and
   expense charges                                78,467       164,489         7,004        36,422       337,668       350,199
Other accrued expenses                             9,416        19,739           841         4,371        40,520        42,024
                                            ------------  ------------  ------------  ------------  ------------  ------------
      Total liabilities                           87,883       184,228         7,845        40,793       378,188       392,223
                                            ------------  ------------  ------------  ------------  ------------  ------------
      Net assets                             $70,354,440  $151,851,555    $6,364,799   $33,317,259  $303,412,426  $311,193,584
                                            ============  ============  ============  ============  ============  ============

CONTRACT OWNERS' EQUITY:
Contracts in accumulation period
    (note 5)                                 $70,348,588  $151,833,406    $6,363,101   $33,292,408  $303,132,317  $310,914,602
Contracts in annuity payment period
   (note 2 and note 5)                             5,852        18,149         1,698        24,851       280,109       278,982
                                            ------------  ------------  ------------  ------------  ------------  ------------
      Total contract owners' equity          $70,354,440  $151,851,555    $6,364,799   $33,317,259  $303,412,426  $311,193,584
                                            ============  ============  ============  ============  ============  ============
      Total units outstanding
        (note 5 and note 6)                    5,422,729     9,808,400       482,215     3,244,644    18,645,739    17,051,764
                                            ============  ============  ============  ============  ============  ============
      Net asset value per unit                    $12.97        $15.48        $13.20        $10.27        $16.27        $18.25
                                            ============  ============  ============  ============  ============  ============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                 STATEMENTS OF ASSETS AND LIABILITIES, CONTINUED
                                December 31, 2002

                                               CAPITAL
                                             APPRECIATION       MID-CAP        EMERGING      INTERNATIONAL    DEVELOPING
                                                 STOCK           STOCK          GROWTH           STOCK          MARKETS
ASSETS:                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                             -------------   -------------   -------------   -------------   -------------
INVESTMENTS IN ULTRA SERIES FUND:
   Capital Appreciation Stock Fund,
   11,114,863 shares at net asset value of
   $14.15 per share (cost $214,794,999)       $157,309,563   $          --   $          --   $          --   $          --

INVESTMENTS IN ULTRA SERIES FUND:
   Mid-Cap Stock Fund,
   4,110,815 shares at net asset value of
   $11.22 per share (cost $51,070,301)                           46,141,531              --              --              --

INVESTMENTS IN MFS(R) VARIABLE
INSURANCE TRUST(SM):
   Emerging Growth Series,
   3,867,525 shares at net asset value of
   $11.91 per share (cost $80,446,949)                  --              --      46,062,226              --              --

INVESTMENTS IN T. ROWE PRICE
INTERNATIONAL SERIES, INC.:
   International Stock Portfolio,
   4,212,856 shares at net asset value of
   $9.26 per share (cost $56,324,394)                   --              --              --      39,011,050              --

INVESTMENTS IN FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST:
   Developing Markets Securities,
   840,751 shares at net asset value of
   $4.69 per share (cost $5,442,723)                    --              --              --              --       3,943,122
                                             -------------   -------------   -------------   -------------   -------------
      Total assets                             157,309,563      46,141,531      46,062,226      39,011,050       3,943,122
                                             -------------   -------------   -------------   -------------   -------------

LIABILITIES
Accrued adverse mortality and
   expense charges                                 177,535          51,394          51,918          43,075           4,402
Other accrued expenses                              21,304           6,167           6,230           5,169             528
                                             -------------   -------------   -------------   -------------   -------------
      Total liabilities                            198,839          57,561          58,148          48,244           4,930
                                             -------------   -------------   -------------   -------------   -------------
      Net assets                              $157,110,724     $46,083,970     $46,004,078     $38,962,806      $3,938,192
                                             =============   =============   =============   =============   =============

CONTRACT OWNERS' EQUITY:
Contracts in accumulation period
   (note 5)                                   $157,062,586     $46,078,991     $45,980,865     $38,938,549      $3,938,192
Contracts in annuity payment period
   (note 2 and note 5)                              48,138           4,979          23,213          24,257              --
                                             -------------   -------------   -------------   -------------   -------------
      Total contract owners' equity           $157,110,724     $46,083,970     $46,004,078     $38,962,806      $3,938,192
                                             =============   =============   =============   =============   =============
      Total units outstanding
        (note 5 and note 6)                      8,537,540       3,752,657       4,849,573       4,107,322         841,843
                                             =============   =============   =============   =============   =============
      Net asset value per unit                      $18.40          $12.28           $9.49           $9.49           $4.68
                                             =============   =============   =============   =============   =============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                            STATEMENTS OF OPERATIONS
                      For the Year Ended December 31, 2002

                                             MONEY                       STRATEGIC        HIGH                         GROWTH AND
                                            MARKET          BOND          INCOME         INCOME        BALANCED       INCOME STOCK
INVESTMENT INCOME (LOSS):                 SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                          -----------    -----------    -----------    -----------    ------------    -------------
  Dividend income                          $1,202,081     $6,380,937      $276,878     $4,077,061     $10,214,759       $5,000,879
  Adverse mortality and expense charges
   (note 3)                                (1,009,205)    (1,591,677)      (91,135)      (465,687)     (4,519,743)      (5,070,329)
  Administrative charges                     (121,105)      (191,001)      (10,936)       (55,882)       (542,369)        (608,439)
                                          -----------    -----------    ----------    -----------    ------------    -------------
  Net investment income (loss)                 71,771      4,598,259       174,807      3,555,492       5,152,647         (677,889)
                                          -----------    -----------    ----------    -----------    ------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received             --             --            --             --           6,156               --
   Proceeds from sale of securities        41,018,101     13,807,759     2,914,509      9,191,426      73,660,386       91,954,309
   Cost of securities sold                (41,018,101)   (13,639,726)   (2,940,053)   (12,614,634)    (78,662,354)    (101,072,601)
                                          -----------    -----------    ----------    -----------    ------------    -------------
   Net realized gain (loss) on security
    transactions                                   --        168,033       (25,544)    (3,423,208)     (4,995,812)      (9,118,292)
  Net change in unrealized appreciation
   or depreciation on investments                  --      3,825,565       303,044     (1,772,770)    (50,984,603)     (98,514,044)
                                          -----------    -----------    ----------    -----------    ------------    -------------
   Net gain (loss) on investments                  --      3,993,598       277,500     (5,195,978)    (55,980,415)    (107,632,336)
                                          -----------    -----------    ----------    -----------    ------------    -------------
Net increase (decrease) in net assets
  resulting from operations                   $71,771     $8,591,857      $452,307    ($1,640,486)   ($50,827,768)   ($108,310,225)
                                          ===========    ===========    ==========    ===========    ============    =============

                                                                                                                 CAPITAL
                                          APPRECIATION        MID-CAP         EMERGING       INTERNATIONAL     DEVELOPING
                                              STOCK            STOCK           GROWTH            STOCK           MARKETS
INVESTMENT INCOME (LOSS):                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                          -------------    -------------    -------------    -------------    -------------
  Dividend income                              $439,165         $261,614    $          --         $418,356          $67,410
  Adverse mortality and expense charges
   (note 3)                                  (2,636,122)        (704,840)        (810,035)        (619,158)         (58,588)
  Administrative charges                       (316,335)         (84,581)         (97,204)         (74,299)          (7,031)
                                          -------------    -------------    -------------    -------------    -------------
  Net investment income (loss)               (2,513,292)        (527,807)        (907,239)        (275,101)           1,791
                                          -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received           64,972          985,090               --           41,836               --
   Proceeds from sale of securities          45,343,170       10,748,095       16,893,925       11,975,886        1,685,361
   Cost of securities sold                  (57,637,799)     (11,641,194)     (26,025,996)     (15,583,947)      (2,300,247)
                                          -------------    -------------    -------------    -------------    -------------
   Net realized gain (loss) on security
    transactions                            (12,229,657)          91,991       (9,132,071)      (3,566,225)        (614,886)
  Net change in unrealized appreciation
   or depreciation on investments           (76,684,989)     (12,045,360)     (19,848,702)      (6,916,142)         523,639
                                          -------------    -------------    -------------    -------------    -------------
   Net gain (loss) on investments           (88,914,646)     (11,953,369)     (28,980,773)     (10,482,367)         (91,247)
                                          -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
  resulting from operations                ($91,427,938)    ($12,481,176)    ($29,888,012)    ($10,757,468)        ($89,456)
                                          =============    =============    =============    =============    =============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the Years Ended December 31, 2002 and 2001

                                                  MONEY MARKET SUBACCOUNT              BOND SUBACCOUNT
OPERATIONS:                                         2002             2001             2002             2001
                                                    ----             ----             ----             ----
  Net investment income (loss)                       $71,771       $1,457,524       $4,598,259       $4,476,424
  Net realized gain (loss) on
   security transactions                                  --               --          168,033           (4,384)
  Net change in unrealized appreciation
   or depreciation on investments                         --               --        3,825,565        1,469,043
                                               -------------    -------------    -------------    -------------
    Change in net assets from operations              71,771        1,457,524        8,591,857        5,941,083
                                               -------------    -------------    -------------    -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                    61,832,512       91,122,773      118,321,062       90,588,962
  Cost of units repurchased                      (79,795,978)     (55,008,404)     (87,210,056)     (69,242,442)
  Actuarial adjustments for mortality
   experience on annuities in payment period              18           (9,404)             454               90
  Annuity benefit payments                              (482)            (497)          (1,426)          (1,279)
                                               -------------    -------------    -------------    -------------
   Change in net assets from capital
    unit transactions                            (17,963,930)      36,104,468       31,110,034       21,345,331
                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets                (17,892,159)      37,561,992       39,701,891       27,286,414

NET ASSETS:
  Beginning of period                             88,246,599       50,684,607      112,149,664       84,863,250
                                               -------------    -------------    -------------    -------------
  End of period                                  $70,354,440      $88,246,599     $151,851,555     $112,149,664
                                               =============    =============    =============    =============


                                                STRATEGIC INCOME SUBACCOUNT         HIGH INCOME SUBACCOUNT
OPERATIONS:                                         2002             2001             2002             2001
                                                    ----             ----             ----             ----
  Net investment income (loss)                      $174,807         $232,677       $3,555,492       $4,030,182
  Net realized gain (loss) on
   security transactions                             (25,544)         (42,084)      (3,423,208)      (1,534,378)
  Net change in unrealized appreciation
   or depreciation on investments                    303,044          129,599       (1,772,770)      (2,201,169)
                                               -------------    -------------    -------------    -------------
    Change in net assets from operations             452,307          320,192       (1,640,486)         294,635
                                               -------------    -------------    -------------    -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sale of units                      2,220,027        8,219,374       24,045,821       33,537,486
  Cost of units repurchased                       (5,013,939)     (10,297,509)     (31,196,508)     (37,902,398)
  Actuarial adjustments for mortality
   experience on annuities in payment period              26               24              494              144
  Annuity benefit payments                              (180)            (180)          (2,185)          (2,244)
                                               -------------    -------------    -------------    -------------
   Change in net assets from capital
    unit transactions                             (2,794,066)      (2,078,291)      (7,152,378)      (4,367,012)
                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets                 (2,341,759)      (1,758,099)      (8,792,864)      (4,072,377)

NET ASSETS:
  Beginning of period                              8,706,558       10,464,657       42,110,123       46,182,500
                                               -------------    -------------    -------------    -------------
  End of period                                   $6,364,799       $8,706,558      $33,317,259      $42,110,123
                                               =============    =============    =============    =============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
                 For the Years Ended December 31, 2002 and 2001

                                                     BALANCED SUBACCOUNT        GROWTH AND INCOME STOCK SUBACCOUNT
OPERATIONS:                                         2002             2001               2002             2001
                                               -------------    -------------      -------------    -------------
  Net investment income (loss)                    $5,152,647       $6,749,094        ($677,889)     ($2,055,577)
  Net realized gain (loss) on
   security transactions                          (4,995,812)      20,916,436       (9,118,292)      19,715,071
  Net change in unrealized appreciation
   or depreciation on investments                (50,984,603)     (49,640,141)     (98,514,044)     (94,651,555)
                                               -------------    -------------    -------------    -------------
    Change in net assets from operations         (50,827,768)     (21,974,611)    (108,310,225)     (76,992,061)
                                               -------------    -------------    -------------    -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sale of units                    145,356,902      196,166,705      166,083,194      242,620,630
  Cost of units repurchased                     (212,576,281)    (227,512,534)    (251,874,343)    (298,288,820)
  Actuarial adjustments for mortality
   experience on annuities in payment period          14,391            2,942            6,864            8,035
  Annuity benefit payments                           (41,911)         (21,665)         (49,897)         (42,794)
                                               -------------    -------------    -------------    -------------
   Change in net assets from capital
    unit transactions                            (67,246,899)     (31,364,552)     (85,834,182)     (55,702,949)
                                               -------------    -------------    -------------    -------------
Increase (decrease) in net assets               (118,074,667)     (53,339,163)    (194,144,407)    (132,695,010)

NET ASSETS:
  Beginning of period                            421,487,093      474,826,256      505,337,991      638,033,001
                                               -------------    -------------    -------------    -------------
  End of period                                 $303,412,426     $421,487,093     $311,193,584     $505,337,991
                                               =============    =============    =============    =============


                                            CAPITAL APPRECIATION STOCK SUBACCOUNT      MID-CAP STOCK SUBACCOUNT
OPERATIONS:                                         2002             2001                 2002             2001
                                                    ----             ----                 ----             ----
  Net investment income (loss)                   ($2,513,292)     ($4,111,430)       ($527,807)       ($256,154)
  Net realized gain (loss) on
   security transactions                         (12,229,657)      47,340,270           91,991        4,211,129
  Net change in unrealized appreciation
   or depreciation on investments                (76,684,989)     (80,849,550)     (12,045,360)         856,281
                                               -------------    -------------    -------------    -------------
    Change in net assets from operations         (91,427,938)     (37,620,710)     (12,481,176)       4,811,256
                                               -------------    -------------    -------------    -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                    99,825,649      155,170,570       31,853,982       33,217,028
  Cost of units repurchased                     (141,912,850)    (176,575,734)     (33,494,439)     (19,427,645)
  Actuarial adjustments for mortality
   experience on annuities in payment period             609            1,542               30               28
  Annuity benefit payments                            (5,101)          (6,694)            (407)            (423)
                                               -------------    -------------    -------------    -------------
   Change in net assets from capital
    unit transactions                            (42,091,693)     (21,410,316)      (1,640,834)      13,788,988
                                               -------------    -------------    -------------    -------------
  Increase (decrease) in net assets             (133,519,631)     (59,031,026)     (14,122,010)      18,600,244

NET ASSETS:
  Beginning of period                            290,630,355      349,661,381       60,205,980       41,605,736
                                               -------------    -------------    -------------    -------------
  End of period                                 $157,110,724     $290,630,355      $46,083,970      $60,205,980
                                               =============    =============    =============    =============

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                 STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
                 For the Years Ended December 31, 2002 and 2001

                                                  EMERGING GROWTH SUBACCOUNT       INTERNATIONAL STOCK SUBACCOUNT
OPERATIONS:                                          2002              2001             2002             2001
                                                     ----              ----             ----             ----
  Net investment income (loss)                     ($907,239)      ($1,516,400)       ($275,101)        $293,697
  Net realized gain (loss) on
   security transactions                          (9,132,071)        5,858,746       (3,566,225)      (1,091,106)
  Net change in unrealized appreciation
   or depreciation on investments                (19,848,702)      (57,527,577)      (6,916,142)     (20,121,426)
                                                ------------     -------------     ------------     ------------
    Change in net assets from operations         (29,888,012)      (53,185,231)     (10,757,468)     (20,918,835)
                                                ------------     -------------     ------------     ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                    43,996,514        74,347,898       43,109,839       67,892,052
  Cost of units repurchased                      (59,661,241)      (83,329,634)     (54,254,694)     (77,616,420)
  Actuarial adjustments for mortality
   experience on annuities in payment period             260               326              196              212
  Annuity benefit payments                            (2,791)           (4,061)          (2,772)          (3,489)
                                                ------------     -------------     ------------     ------------
   Change in net assets from capital
    unit transactions                            (15,667,258)       (8,985,471)     (11,147,431)      (9,727,645)
                                                ------------     -------------     ------------     ------------
  Increase (decrease) in net assets              (45,555,270)      (62,170,702)     (21,904,899)     (30,646,480)

NET ASSETS:
  Beginning of period                             91,559,348       153,730,050       60,867,705       91,514,185
                                                ------------     -------------     ------------     ------------
  End of period                                  $46,004,078       $91,559,348      $38,962,806      $60,867,705
                                                ============     =============     ============     ============

                                                 DEVELOPING MARKETS SUBACCOUNT
OPERATIONS:                                         2002            2001
                                                    ----            ----
  Net investment income (loss)                       $1,791        ($31,415)
  Net realized gain (loss) on
   security transactions                           (614,886)       (452,402)
  Net change in unrealized appreciation
   or depreciation on investments                   523,639        (107,190)
                                                -----------     -----------
    Change in net assets from operations            (89,456)       (591,007)
                                                -----------     -----------
CAPITAL UNIT TRANSACTIONS (NOTE 5):
  Proceeds from sales of units                    3,367,443       4,226,809
  Cost of units repurchased                      (4,310,491)     (5,145,629)
  Actuarial adjustments for mortality
   experience on annuities in payment period             --              --
  Annuity benefit payments                               --              --
                                                -----------     -----------
   Change in net assets from capital
    unit transactions                              (943,048)       (918,820)
                                                -----------     -----------
  Increase (decrease) in net assets              (1,032,504)     (1,509,827)

NET ASSETS:
  Beginning of period                             4,970,696       6,480,523
                                                -----------     -----------
  End of period                                  $3,938,192      $4,970,696
                                                ===========     ===========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                          NOTES TO FINANCIAL STATEMENTS

(1)   ORGANIZATION

      The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

      Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)   SIGNIFICANT ACCOUNTING POLICIES

      Investments

      The Variable Account currently is divided into eleven subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

      The Variable Account invests in shares of Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, and Franklin Templeton Variable Insurance Products Trust. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

      Ultra Series Fund currently has six funds available as investment options under the Contracts. T. Rowe Price International Series, Inc. has one fund available as an investment option under the Contracts, MFS Variable Insurance Trust has two funds available as investment options under the Contracts, Oppenheimer Variable Account Funds has one fund available as an investment option under the Contracts and Franklin Templeton Variable Insurance Products Trust has one fund available as an investment option under the Contracts. The Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust also have other funds that are not available under the Contracts. These fund companies may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund.

      MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

      T. Rowe Price International, Inc. serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of
      T. Rowe Price International Series, Inc.

      Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Strategic Income Series and Emerging Growth Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance Trust(SM).

      OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund/VA and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

      Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Securities Fund and manages its assets and makes its investments decisions.

      The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

      Federal Income Taxes

      The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Variable Account to the extent the earnings are credited under the contracts. Accordingly, no charge for income tax is currently recorded to the Variable Account. If such taxes are incurred by the Company in the future, a charge to the Variable Account may be assessed.

      Annuity Reserves

      Annuity reserves are computed for contracts in the payout stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

      Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)   FEES AND CHARGES

      Contract Charges

      SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

      For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

      Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

      ANNUAL CONTRACT FEE. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value.

      TRANSFER FEE. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

      PREMIUM TAXES. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal, (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

      Variable Account Charges

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risks).

      ASSET-BASED ADMINISTRATION CHARGE. The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

(4)   INVESTMENT TRANSACTIONS

      The cost of shares purchased, including reinvestment of dividend distributions, during the year ended December 31, 2002 was as follows:

      Money Market Fund.....................................................................      $23,108,417
      Bond Fund.............................................................................       49,566,584
      Strategic Income Series...............................................................          292,755
      High Income Fund......................................................................        5,585,099
      Balanced Fund.........................................................................       11,452,525
      Growth and Income Stock Fund..........................................................        5,238,484
      Capital Appreciation Stock Fund.......................................................          660,132
      Mid-Cap Stock Fund....................................................................        9,552,321
      Emerging Growth Series................................................................          269,188
      International Stock Portfolio.........................................................          571,671
      Developing Markets Fund...............................................................          743,190

(5)   ACCUMULATION UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

      Transactions in accumulation units of each subaccount of the Variable Account for the years ended December 31, 2002 and 2001 were as follows:

                                                 MONEY                     STRATEGIC       HIGH                      GROWTH AND
                                                MARKET         BOND         INCOME        INCOME       BALANCED     INCOME STOCK
                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                              ----------    ----------    ----------    ----------    ----------     ----------
UNITS FOR CONTRACTS IN ACCUMULATION PERIOD:
Outstanding at December 31, 2000                3,999,274     6,266,473       875,307     4,349,767    24,426,500     23,791,516
Sold                                            7,087,928     6,381,735       675,125     3,089,205    10,549,810     10,013,823
Repurchased                                    (4,279,980)   (4,894,962)     (845,417)   (3,494,288)  (12,291,056)   (12,403,825)
                                              -----------   -----------   -----------   -----------   -----------    -----------
Outstanding at December 31, 2001                6,807,222     7,753,246       705,015     3,944,684    22,685,254     21,401,514
Sold                                            4,767,320     7,900,302       179,112     2,330,721     8,446,921      7,986,783
Repurchased                                    (6,152,265)   (5,846,321)     (402,041)   (3,033,181)  (12,503,652)   (12,351,820)
                                              -----------   -----------   -----------   -----------   -----------    -----------
Outstanding at December 31, 2002                5,442,277     9,807,227       482,086     3,242,224    18,628,523     17,036,477
                                              -----------   -----------   -----------   -----------   -----------    -----------

UNITS FOR ANNUITIZED CONTRACTS:
Outstanding at December 31, 2000                    1,267         1,193           153         2,605        12,476         18,510
Sold                                                    2             6             3            16           566            635
Repurchased                                          (782)          (90)          (15)         (209)       (1,164)        (1,780)
                                              -----------   -----------   -----------   -----------   -----------    -----------
Outstanding at December 31, 2001                      487         1,109           141         2,412        11,878         17,365
Sold                                                    2           159             2           222         7,830            422
Repurchased                                           (37)          (95)          (14)         (214)       (2,492)        (2,500)
                                              -----------   -----------   -----------   -----------   -----------    -----------
Outstanding at December 31, 2002                      452         1,173           129         2,420        17,216         15,287
                                              -----------   -----------   -----------   -----------   -----------    -----------

Total units outstanding at December 31, 2002    5,422,729     9,808,400       482,215     3,244,644    18,645,739     17,051,764
                                              ===========   ===========   ===========   ===========   ===========    ===========

                                                 CAPITAL
                                               APPRECIATION      MID-CAP         EMERGING      INTERNATIONAL    DEVELOPING
                                                  STOCK           STOCK           GROWTH          STOCK          MARKETS
UNITS FOR CONTRACTS IN ACCUMULATION PERIOD:     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                               ------------    ------------    ------------    ------------    ------------
Outstanding at December 31, 2000                 11,511,664       3,023,874       6,935,625       5,957,345       1,236,325
Sold                                              5,535,610       2,371,049       4,624,038       5,264,606         855,414
Repurchased                                      (6,370,338)     (1,402,834)     (5,259,676)     (6,055,497)     (1,045,430)
                                               ------------    ------------    ------------    ------------    ------------
Outstanding at December 31, 2001                 10,676,936       3,992,089       6,299,987       5,166,454       1,046,309
Sold                                              4,644,198       2,283,117       3,837,424       4,036,939         680,122
Repurchased                                      (6,786,211)     (2,522,954)     (5,290,284)     (5,098,627)       (884,588)
                                               ------------    ------------    ------------    ------------    ------------
Outstanding at December 31, 2002                  8,534,923       3,752,252       4,847,127       4,104,766         841,843
                                               ------------    ------------    ------------    ------------    ------------

UNITS FOR ANNUITIZED CONTRACTS:
Outstanding at December 31, 2000                      2,686             461           2,897           3,046              --
Sold                                                    308               4              22              20              --
Repurchased                                            (240)            (32)           (253)           (270)             --
                                               ------------    ------------    ------------    ------------    ------------
Outstanding at December 31, 2001                      2,754             433           2,666           2,796              --
Sold                                                    100               4              24              21              --
Repurchased                                            (237)            (32)           (244)           (261)             --
                                               ------------    ------------    ------------    ------------    ------------
Outstanding at December 31, 2002                      2,617             405           2,446           2,556              --
                                               ------------    ------------    ------------    ------------    ------------

Total units outstanding at December 31, 2002      8,537,540       3,752,657       4,849,573       4,107,322         841,843
                                               ============    ============    ============    ============    ============

(6)   CONDENSED FINANCIAL INFORMATION

      The table below gives per unit information about the financial history of each subaccount for each period.

                                         MONEY MARKET               BOND               STRATEGIC INCOME           HIGH INCOME
                                          SUBACCOUNT             SUBACCOUNT               SUBACCOUNT           STOCK SUBACCOUNT
                                          ----------             ----------               ----------           ----------------

UNIT VALUE:                            2002        2001        2002        2001        2002        2001        2002        2001
                                       ----        ----        ----        ----        ----        ----        ----        ----
 Beginning of period                  $12.96      $12.67      $14.46      $13.54      $12.35      $11.95      $10.67      $10.61

 End of period                         12.97       12.96       15.48       14.46       13.20       12.35       10.27       10.67

NET ASSETS AT END OF PERIOD (000S)    70,354      88,247     151,852     112,150       6,365       8,707      33,317      42,110

UNITS OUTSTANDING AT END OF
 PERIOD (000S)                         5,423       6,808       9,808       7,754         482         705       3,245       3,947

TOTAL RETURN(1)                         0.08%       2.29%       7.05%       6.79%       6.88%       3.35%      (3.75%)      0.57%

INVESTMENT INCOME RATIO(2)              1.49%       3.46%       5.01%       5.98%       3.80%       3.82%      10.94%      10.24%

EXPENSE RATIO(3)                        1.40%       1.40%       1.40%       1.40%       1.40%       1.40%       1.40%       1.40%

                                           BALANCED            GROWTH AND INCOME     CAPITAL APPRECIATION        MID-CAP STOCK
                                          SUBACCOUNT           STOCK SUBACCOUNT        STOCK SUBACCOUNT           SUBACCOUNT
                                          ----------           ----------------        ----------------           ----------

UNIT VALUE:                            2002        2001        2002        2001        2002        2001        2002        2001
                                       ----        ----        ----        ----        ----        ----        ----        ----
 Beginning of period                  $18.57      $19.43      $23.59      $26.80      $27.21      $30.37      $15.08      $13.76

 End of period                         16.27       18.57       18.25       23.59       18.40       27.21       12.28       15.08

NET ASSETS AT END OF PERIOD (000S)   303,412     421,487     311,194     505,338     157,111     290,630      46,084      60,206

UNITS OUTSTANDING AT END OF
 PERIOD (000S)                        18,646      22,697      17,052      21,419       8,538      10,680       3,753       3,993

TOTAL RETURN(1)                       (12.39%)     (4.43%)    (22.64%)    (11.98%)    (32.38%)    (10.41%)    (18.57%)      9.59%

INVESTMENT INCOME RATIO(2)              2.83%       2.91%       1.23%       1.03%       0.21%       0.10%       0.46%       0.90%

EXPENSE RATIO(3)                        1.40%       1.40%       1.40%       1.40%       1.40%       1.40%       1.40%       1.40%

                                       EMERGING GROWTH          INTERNATIONAL         DEVELOPING MARKETS
                                          SUBACCOUNT           STOCK SUBACCOUNT           SUBACCOUNT
                                          ----------           ----------------           ----------
UNIT VALUE:                            2002        2001        2002        2001        2002        2001
-----------                            ----        ----        ----        ----        ----        ----
  Beginning of period                 $14.53      $22.16      $11.77      $15.35       $4.75       $5.24

  End of period                         9.49       14.53        9.49       11.77        4.68        4.75


NET ASSETS AT END OF PERIOD (000S)    46,004      91,559      38,963      60,868       3,938       4,971

UNITS OUTSTANDING AT END OF
  PERIOD (000S)                        4,850       6,303       4,107       5,169         842       1,046

TOTAL RETURN(1)                       (34.69%)    (34.43%)    (19.37%)    (23.32%)     (1.47%)     (9.35%)

INVESTMENT INCOME RATIO(2)              0.00%       0.00%       0.84%       1.80%       1.44%       0.85%

EXPENSE RATIO(3)                        1.40%       1.40%       1.40%       1.40%       1.40%       1.40%

(1) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(2) These amounts represent dividend income, excluding capital gain distributions, received by the subaccount from the underlying mutual fund divided by the average net assets. These ratios exclude adverse mortality and expense and administrative charges that result in direct reductions in the unit values. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(3) These ratios represent the annualized contract expenses of the separate account, consisting of adverse mortality and expense and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Other charges made directly to contract owner accounts and expenses of the underlying fund are excluded.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                            MEMBERS VARIABLE ANNUITY
                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the CUNA Mutual Life Variable Account (comprising, respectively, the Money Market, Bond, Strategic Income (formerly known as Global Governments), High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock and Developing Markets Subaccounts for MEMBERS Variable Annuity) as of December 31, 2002, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2002 with Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 7, 2003